Note 11 - Stock Option Plans and Warrants - Summary of Warrant Activity (Details) - $ / shares		12 Months Ended
	Sep. 12, 2016	Dec. 31, 2016
Outstanding, number (in shares)		202,500
Outstanding, weighted average exercise price (in dollars per share)		$ 26.20
Granted, number (in shares)		4,973,214
Granted, weighted average exercise price (in dollars per share)		$ 1.63
Exchanged, number (in shares)	(973,214)	(4,973,214)
Exchanged, weighted average exercise price (in dollars per share)		$ 1.63
Expired, number (in shares)		(22,500)
Expired, weighted average exercise price (in dollars per share)		$ 100
Outstanding, number (in shares)		180,000
Outstanding and exercisable, weighted average exercise price (in dollars per share)		$ 16.87